Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Sep. 30, 2025	Sep. 30, 2024
Leases
Weighted average remaining lease term (years)	8 years 2 months 1 day	8 years 3 months 10 days
Weighted average discount rate	6.01%	6.20%